TAXATION, Deferred Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets [Abstract]
Property and equipment	$ 16,094	$ 11,039
Deferred revenue	161,981	93,163
Unutilized tax losses and unused capital allowances	2,197,209	2,049,196
Provision and accrued expenses	74,330	58,650
Allowance for credit losses	56,308	41,002
Others	19,437	19,844
Valuation allowance	(2,159,905)	(2,013,288)
Total deferred tax assets	365,454	259,606
Deferred tax liabilities [Abstract]
Property and equipment	(7,853)	(14,456)
Deferred payment channel costs	(24,483)	(7,111)
Others	(4,290)	(2,780)
Total deferred tax liabilities	(36,626)	(24,347)
Net deferred tax assets	328,828	235,259
Tax losses with expiry date	2,189,029	$ 2,661,916	$ 3,473,098
Deferred tax liability recognized on undistributed earnings	$ 0